SHARE-BASED COMPENSATION - Share-based Compensation Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	$ 6.2	$ 6.5
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	0.8	0.9
Share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	$ 5.4	$ 5.6